Cash Account Trust
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

--------------------------------------------------------------------------------

We appreciate your decision to invest in Kemper Funds. To provide you with an update of holdings and financial highlights, on the following pages you'll find the semiannual report for the six-month period ended October 31, 1999 for two classes of the Cash Account Trust Money Market Portfolio listed below:

- Kemper's Retail Money Market Shares
- Kemper's Institutional Money Market Shares

During the past six-months, the portfolio registered solid performance and achieved its objective of providing maximum current income while maintaining the stability of principal.

ECONOMIC REVIEW AND OUTLOOK
Over the past six months the U.S. economy continued to grow, as inflation and low unemployment figures boosted consumer confidence. The Federal Reserve Board of Governors (the Fed) continued to take measures to tighten monetary conditions. This was due to continuing concerns the economy was growing at too rapid of a pace and inflation would start emerging because of tight labor markets. Meanwhile, a number of foreign economies continued to rebound, especially Japan and Europe. These factors translated into increased worldwide growth and capital demand, and helped build the expectation that the Gross Domestic Product should remain strong with at least 4% growth. As a result, the Fed seems content on managing interest rates for the remainder of this year and seems interested in maintaining orderly, functioning financial markets. We anticipate a relatively good pace of economic growth continuing into the new year.

Considering this information, we plan to take a relatively defensive approach to the portfolio's average maturity, although we will look for attractive opportunities to extend maturities, and enhance performance.

Rest assured that the Fund's management is dedicated to achieving the Fund's objective. Given the conditions stated above and our strategy, the Portfolio offers a high degree of stability, and should continue to be an excellent place for you to invest your money.

Thank you again for your investment. We look forward to serving your investment needs for years to come.

FRANK J. RACHWALSKI
Frank J. Rachwalski
Fund Vice President and Lead Portfolio Manager
December 15, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Cash Account Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the six-month period October 31, 1999

                                 NET ANNUALIZED YIELD
                                 --------------------
Kemper's Retail Money Market
Shares                                  4.55%
Kemper's Institutional Money
  Market Shares                         4.96%

NOTES
The net yield is the sum of the daily dividend rates for the period, then annualized. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Cash Account Trust                                                            2

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

Corporate Obligations                                Value
BANKING--10.8%
----------------------------------------------------------
Bank of Nova Scotia
  5.83%, 2/03/00                                $   35,000
----------------------------------------------------------
(a)Bank One Corp.
  5.44% - 6.11%, 11/4/99 - 1/5/00                   34,988
----------------------------------------------------------
Banque Nationale de Paris
  5.32% - 5.42%, 12/20/99 - 12/22/99                30,971
----------------------------------------------------------
COFCO Capital Corp.
  5.39%, 11/18/99                                   34,911
----------------------------------------------------------
Lloyds TSB Bank
  5.42%, 12/30/99                                   34,693
----------------------------------------------------------
Merita N.A., Inc.
  5.57%, 1/19/00                                    24,703
----------------------------------------------------------
National Bank of Canada
  6.06%, 1/26/00                                    34,503
----------------------------------------------------------
Nordebanken N.A., Inc.
  5.97%, 2/1/00                                     14,776
----------------------------------------------------------
(a)Northern Rock PLC
  5.50% - 5.56%, 12/14/99 - 1/21/00                 59,744
----------------------------------------------------------
Royal Bank of Scotland
  6.04%, 2/17/00                                    34,379
----------------------------------------------------------
Spintab AB
  5.28% - 6.00%, 11/15/99 - 3/9/00                  34,551
----------------------------------------------------------
SwedBank Inc.
  6.07%, 2/14/00                                    39,306
----------------------------------------------------------
UBS Finance Inc.
  5.04% - 5.07%, 12/13/99 - 12/22/99                34,787
----------------------------------------------------------
(a)Wells Fargo & Co.
  5.38%, 12/29/99                                   31,990
----------------------------------------------------------
                                                   479,302
BUSINESS LOANS--19.5%
----------------------------------------------------------
Asset Securitization Cooperative Corp.
  6.1%, 1/24/00                                     34,510
----------------------------------------------------------
Corporate Asset Funding
  6.11%, 1/24/00                                    34,508
----------------------------------------------------------
Corporate Receivables Corp.
  6.12%, 01/18/00                                   34,543
----------------------------------------------------------
Delaware Funding Corp.
  5.40%, 11/10/99                                   34,953
----------------------------------------------------------
Eureka Securitization, Inc.
  5.41%, 11/23/99                                   34,885
----------------------------------------------------------

                                                     Value
Falcon Asset Securitization Corp.
  6.21%, 1/19/00                                $   34,531
----------------------------------------------------------
International Securitization Corp.
  5.46% - 6.04%, 11/2/99 - 2/24/00                  34,472
----------------------------------------------------------
Intrepid Funding Corp.
  5.99% - 6.06%, 2/29/00 - 3/1/00                   34,313
----------------------------------------------------------
Kitty Hawk Funding Corp.
  5.38%, 11/22/99                                   34,891
----------------------------------------------------------
Lexington Parker Capital Co.
  6.00%, 2/11/00                                    34,420
----------------------------------------------------------
Mont Blanc Capital Corp.
  6.10%, 2/14/00 - 2/15/00                          34,387
----------------------------------------------------------
Monte Rosa Capital Corp.
  6.00%, 2/4/00                                     34,458
----------------------------------------------------------
New Center Asset Trust Two
  5.36%, 11/19/99                                   34,907
----------------------------------------------------------
Old Line Funding Corp.
  5.39%, 11/23/99                                   33,576
----------------------------------------------------------
Park Avenue Receivables
  5.98% - 6.16%, 1/11/00 - 2/16/00                  31,071
----------------------------------------------------------
Preferred Receivables Funding Corp.
  6.00%, 1/31/00                                    34,481
----------------------------------------------------------
Quincy Capital Corp.
  5.40%, 11/10/99                                   34,953
----------------------------------------------------------
Receivables Capital Corp.
  5.32%, 11/5/99                                    34,869
----------------------------------------------------------
Sheffield Receivables Corp.
  5.40% - 5.42%, 11/22/99 - 11/29/99                44,848
----------------------------------------------------------
(a)SMM Trust 1999 - A
  6.30%, 1/15/00                                    70,000
----------------------------------------------------------
Sweetwater Capital Corp.
  6.15%, 4/27/00                                    26,385
----------------------------------------------------------
Thunder Bay Funding, Inc.
  5.41%, 11/19/99                                   34,906
----------------------------------------------------------
WCP Funding, Inc.
  5.44%, 12/1/99                                    34,842
----------------------------------------------------------
Wood Street Funding Corp.
  5.43% - 5.46%, 11/18/99 - 12/17/99                30,770
----------------------------------------------------------
                                                   860,479

 Cash Account Trust                                                            3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
CAPITAL, AUTO, AND EQUIPMENT LENDING--6.4%
----------------------------------------------------------
Ace Overseas Corp.
  6.00%, 3/10/00                                $   34,263
----------------------------------------------------------
(a)American Honda Finance Corp.
  5.46%, 12/20/99                                   29,991
----------------------------------------------------------
Atlantis One Funding
  5.79%, 1/24/00                                    19,737
----------------------------------------------------------
(a)Caterpillar Financial Services Corp.
  5.27% - 5.42%, 11/11/99 - 12/10/99                25,002
----------------------------------------------------------
Centric Capital Corp.
  6.09%, 1/19/00                                    34,541
----------------------------------------------------------
DaimlerChrysler
  6.01%, 3/27/00                                    30,261
----------------------------------------------------------
FCAR Owner Trust One
  6.11%, 1/10/00                                    19,766
----------------------------------------------------------
(a)Ford Motor Credit Co.
  5.43% - 5.50%, 11/18/99 - 12/30/99                34,972
----------------------------------------------------------
Fountain Square Commercial Funding Corp.
  6.15%, 1/18/00                                    24,486
----------------------------------------------------------
(a)IBM Credit Corp.
  5.07%, 3/22/00                                     9,998
----------------------------------------------------------
(a)John Deere Capital Corp.
  5.40%, 11/1/99                                    19,996
----------------------------------------------------------
                                                   283,013
CAPTIVE BUSINESS LENDING--8.8%
----------------------------------------------------------
Allstate Corp.
  5.95%, 2/18/00                                    34,383
----------------------------------------------------------
British Gas Capital, Inc.
  5.58%, 1/26/00                                    34,549
----------------------------------------------------------
California Pollution Control Financing
  Authority
  5.39%, 11/15/99                                   35,000
----------------------------------------------------------
Capital One Funding Corp.
(a)(b)  5.50%, 11/4/99                               7,945
(a)  5.50%, 11/4/99 - 11/7/99                       77,411
----------------------------------------------------------
CSW Credit Inc.
  5.87%, 2/22/00                                    34,372
----------------------------------------------------------
Duke Capital Corp.
  5.59% - 6.01%, 1/19/00 - 2/4/00                   34,494
----------------------------------------------------------
Fortis Finance N.V.
  6.25%, 1/27/00                                    34,480
----------------------------------------------------------

                                                     Value
Girsa Funding Corp.
  6.13%, 4/24/00                                $   36,415
----------------------------------------------------------
Pemex Capital Inc.
  5.42%, 11/10/99                                   34,953
----------------------------------------------------------
Sony Capital Corporation
  5.37%, 12/13/99                                   24,845
----------------------------------------------------------
                                                   388,847

CONSUMER LENDING--0.9%
----------------------------------------------------------
(a)Avco Financial Services, Inc.
  5.51%, 11/17/99                                   10,000
----------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
  5.48%, 11/1/99                                    30,000
----------------------------------------------------------
                                                    40,000

CONSUMER PRODUCTS AND SERVICES--3.6%
----------------------------------------------------------
(a)Anheuser-Busch Inc.
  5.28%, 11/16/99                                   39,978
----------------------------------------------------------
China Merchandise Inc.
  5.46%, 11/15/99                                   24,947
----------------------------------------------------------
Coca-Cola Enterprises, Inc.
  5.96%, 2/11/00                                    34,424
----------------------------------------------------------
Fortune Brands Inc.
  5.58%, 2/15/00                                     9,841
----------------------------------------------------------
SK Global America
  5.44%, 12/10/99                                   34,796
----------------------------------------------------------
Wal-Mart Stores Inc.
  5.34%, 11/29/99                                   17,627
----------------------------------------------------------
                                                   161,613

DIVERSIFIED FINANCE--11.8%
----------------------------------------------------------
Alpine Securitization Corp.
  6.00%, 2/24/00                                    34,346
----------------------------------------------------------
American General Finance
  6.07%, 1/27/00                                    29,568
----------------------------------------------------------
Amsterdam Funding Corp.
  5.42%, 12/20/99                                   34,744
----------------------------------------------------------
Barton Capital Corp.
  6.16%, 1/14/00                                    31,398
----------------------------------------------------------
Clipper Receivables Corp.
  5.42%, 11/19/99                                   34,906
----------------------------------------------------------

 Cash Account Trust                                                            4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
CXC, Inc.
6.13%, 2/8/00                                   $   34,421
----------------------------------------------------------
Enterprise Capital Funding Corp.
  5.41% - 5.44%, 11/15/99 - 11/17/99                34,414
----------------------------------------------------------
Four Winds Funding Corp.
  5.43%, 11/17/99                                   34,916
----------------------------------------------------------
Galaxy Funding
  5.45%, 11/12/99                                   34,942
----------------------------------------------------------
(a)General Electric Capital Corp.
  6.02% - 6.13%, 1/12/00 - 2/17/00                  34,823
----------------------------------------------------------
Giro Funding US Corp.
  5.40%, 11/22/99                                   34,890
----------------------------------------------------------
Knight Ridder Inc.
  6.21%, 2/7/00                                     19,668
----------------------------------------------------------
Moriarty LLC
  5.97%, 2/14/00                                    34,406
----------------------------------------------------------
(a)Norwest Financial Inc.
  5.44%, 11/7/99                                    24,987
----------------------------------------------------------
Variable Funding Capital Corp.
  5.41%, 11/10/99                                   34,953
----------------------------------------------------------
Windmill Funding Corp.
  6.14%, 1/27/00                                    34,490
----------------------------------------------------------
                                                   521,872
FINANCIAL SERVICES--5.7%
----------------------------------------------------------
(a)Bear Stearns Cos., Inc.
  5.35%, 11/8/99                                    10,000
----------------------------------------------------------
Beta Finance
  5.63% - 5.98%, 1/18/00 - 1/28/00                  34,543
----------------------------------------------------------
Forrestal Funding Master
  5.95%, 1/21/00                                    34,543
----------------------------------------------------------
(a)Goldman Sachs Group, L.P.
  5.42%, 11/2/99                                    30,000
----------------------------------------------------------
(a)National Rural Utility
  5.48% - 5.40%, 11/2/99 - 12/25/99                 34,997
----------------------------------------------------------
Omnicom Finance Inc.
  5.39%, 11/16/99                                   19,955
----------------------------------------------------------
(a)Sigma Finance
  5.01% - 5.35%, 11/15/99 - 12/15/99                87,834
----------------------------------------------------------
                                                   251,872

                                                     Value

HEALTH CARE--0.8%
----------------------------------------------------------
Baxter International, Inc.
  5.92% - 6.02%, 1/28/00 - 2/8/00               $   34,477
----------------------------------------------------------

METALS AND MINING--1.5%
----------------------------------------------------------
Banco de Galicia Y Bueno
  5.44% - 5.48%, 11/22/99 - 12/13/99                34,811
----------------------------------------------------------
HYLSA SA
  6.00%, 2/17/00                                    29,474
----------------------------------------------------------
                                                    64,285

MUNICIPAL AND STATE OBLIGATIONS--1.3%
----------------------------------------------------------
Oakland - Alameda County Coliseum, California
  5.42%, 11/15/99                                   37,350
----------------------------------------------------------
(a)Texas, General Obligation
  5.35% - 5.38%, 11/3/99 - 11/13/99                 19,755
----------------------------------------------------------
                                                    57,105

UTILITIES--4.4%
----------------------------------------------------------
AES Hawaii Inc.
  5.42%, 11/10/99                                   34,953
----------------------------------------------------------
(a)Baltimore G & E
  5.51%, 11/14/99                                   10,000
----------------------------------------------------------
Bell Atlantic Network
  5.34%, 12/10/99                                   24,857
----------------------------------------------------------
Brazos River Authority, Texas
  6.09%, 2/8/00                                     19,435
----------------------------------------------------------
Georgia Power Co.
  5.90%, 2/4/00                                     19,696
----------------------------------------------------------
GTE Corp.
  6.11%, 2/18/00                                    34,366
----------------------------------------------------------
Northern States Power Co.
  5.38%, 12/06/99                                   34,819
----------------------------------------------------------
(a)Southern Cal Edison
  5.51%, 11/25/99                                   15,000
----------------------------------------------------------
                                                   193,126
TOTAL CORPORATE OBLIGATIONS--75.5%
  (average maturity: 60 days)                    3,335,991
----------------------------------------------------------

 Cash Account Trust                                                            5
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT AND BANK NOTES--U.S. BANKS--11.9%
----------------------------------------------------------
Allfirst Bank
  5.59%, 9/5/00                                 $    9,498
----------------------------------------------------------
(a)American Express Centurian Bank
  5.38% - 5.40%, 11/15/99 - 11/22/99                30,000
----------------------------------------------------------
(a)Amsouth Bank
  5.27% - 5.60%, 11/11/99 - 12/11/99                34,999
----------------------------------------------------------
(a)Comerica Bank
  5.4%, 11/1/99                                     24,996
----------------------------------------------------------
(a)CS First Boston, Inc.
  5.47%, 11/1/99                                    60,000
----------------------------------------------------------
(a)Dresdner US Finance, Inc.
  5.38%, 11/26/99                                   59,983
----------------------------------------------------------
(a)First Bank Corp.
  5.46%, 11/21/99                                   15,005
----------------------------------------------------------
(a)First National Bank of Boston
  5.92%, 3/6/00                                     15,000
----------------------------------------------------------
(a)First National Bank of Maryland
  5.36%, 11/7/99                                    25,474
----------------------------------------------------------
(a)First Union National Bank
  5.50%, 11/16/99                                   27,000
----------------------------------------------------------
(a)Fleet National Bank
  5.54%, 11/15/99                                   30,021
----------------------------------------------------------
(a)Harris Trust and Savings Bank
  5.41%, 11/1/99                                    44,992
----------------------------------------------------------
(a)Huntington National Bank
  5.42%, 11/5/99                                    25,000
----------------------------------------------------------
(a)J.P. Morgan & Co., Inc.
  5.39%, 11/3/99                                    27,000
----------------------------------------------------------
(a)Mellon Bank
  5.48%, 11/30/99                                   14,996
----------------------------------------------------------
(a)National City Cleveland
  5.39%, 11/14/99                                   24,990
----------------------------------------------------------
(a)PNC Bank, N.A.
  5.39% - 5.45%, 11/3/99 - 11/28/99                 35,001
----------------------------------------------------------
(a)U.S. Bank, N.A.
  5.36%, 11/21/99                                   19,991
----------------------------------------------------------
                                                   523,946

                                                     Value
CERTIFICATES OF DEPOSIT--FOREIGN BANKS--11.8%
----------------------------------------------------------
(a)Abbey National, N.A.
  5.42%, 12/15/99                               $    9,935
----------------------------------------------------------
(a)Bank of Montreal
  5.40%, 11/1/99                                    34,992
----------------------------------------------------------
(a)Barclays Bank PLC
  5.39%, 11/1/99                                    24,992
----------------------------------------------------------
(a)Bayerische Hypo-Und Vereinsbank AG
  5.33%, 11/19/99                                   89,980
----------------------------------------------------------
(a)Bayerische Landesbank
  5.30%, 11/10/99                                   69,978
----------------------------------------------------------
(a)Commerzbank A.G.
  5.16% - 5.34%, 11/1/99 - 11/12/99                 54,987
----------------------------------------------------------
(a)Den Danske Bank
  5.33%, 11/17/99                                   24,995
----------------------------------------------------------
(a)Deutsche Bank Financial Inc.
  5.13% - 5.39%, 11/1/99 - 1/26/00                  64,980
----------------------------------------------------------
(a)Royal Bank of Canada
  5.39%, 11/1/99                                    19,995
----------------------------------------------------------
(a)SE Banken
  5.42%, 11/26/99                                   29,990
----------------------------------------------------------
(a)Skandinav Enskilda Bank
  5.39%, 11/22/99                                   29,993
----------------------------------------------------------
(a)Svenska Handelsbanken
  5.43%, 12/23/99                                   34,729
----------------------------------------------------------
Toronto-Dominion Bank
  5.41%, 12/29/99                                   30,000
----------------------------------------------------------
                                                   519,546
TOTAL BANK OBLIGATIONS--23.7%
  (average maturity: 19 days)                    1,043,492
----------------------------------------------------------

 Cash Account Trust                                                            6
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
U.S. GOVERNMENT AGENCY NOTES
Federal Home Loan Bank
  5.30%, 11/1/99                                $    5,999
----------------------------------------------------------
Student Loan Marketing Association
  5.54%, 11/2/99                                    29,999
----------------------------------------------------------
                                                    35,998
TOTAL U.S. GOVERNMENT
AGENCY NOTES--0.8%
(average maturity: 2 days)                          35,998
----------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 50 days)                     $4,415,481
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            7

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at October 31, 1999. The dates shown represent the demand date or the next interest rate change date.

(b) Illiquid securities. At October 31, 1999, the aggregate value of illiquid securities was $37,945 in the Money Market Portfolio, which represented 0.9% of net assets.

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                            8

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
as of October 31, 1999 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY
                                                                MARKET
                           ASSETS                             PORTFOLIO
------------------------------------------------------------------------
Investments, at amortized cost:
  Short-Term securities                                       $4,415,481
------------------------------------------------------------------------
Cash                                                                  --
------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    --
------------------------------------------------------------------------
  Interest                                                         9,249
------------------------------------------------------------------------
  Fund shares sold                                                 5,185
------------------------------------------------------------------------
Other Assets                                                          13
------------------------------------------------------------------------
    Total assets                                               4,429,928
------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
------------------------------------------------------------------------
Due to custodian bank                                             15,332
------------------------------------------------------------------------
Payable for:
  Investment purchased                                                --
------------------------------------------------------------------------
  Dividends                                                        7,482
------------------------------------------------------------------------
  Fund shares redeemed                                                --
------------------------------------------------------------------------
  Accrued management fee                                           2,206
------------------------------------------------------------------------
Other accrued expenses                                             4,232
------------------------------------------------------------------------
    Total liabilities                                             29,252
------------------------------------------------------------------------
Net assets, at value                                          $4,400,676
------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Net assets applicable to shares outstanding                 $  183,805
------------------------------------------------------------------------
  Shares outstanding                                             183,805
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------
PREMIER SHARES:
  Net assets applicable to shares outstanding                 $      104
------------------------------------------------------------------------
  Shares outstanding                                                 104
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------
RETAIL SHARES:
  Net assets applicable to shares outstanding                 $    5,022
------------------------------------------------------------------------
  Shares outstanding                                               5,022
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------
SERVICE SHARES:
  Net assets applicable to shares outstanding                 $4,211,745
------------------------------------------------------------------------
  Shares outstanding                                           4,211,745
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                            9

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Six Months Ended October 31, 1999 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY
                                                               MARKET
                                                              ---------
INTEREST INCOME                                               $104,891
-----------------------------------------------------------------------
EXPENSES:
  Management fee                                                 3,789
-----------------------------------------------------------------------
  Custodian fees and transfer agent fees and related
    expenses                                                     5,259
-----------------------------------------------------------------------
  Registration fees                                                509
-----------------------------------------------------------------------
  Trustees' fees and expenses                                        8
-----------------------------------------------------------------------
  Reports to shareholders                                           50
-----------------------------------------------------------------------
  Auditing                                                          15
-----------------------------------------------------------------------
  Legal                                                              5
-----------------------------------------------------------------------
  Distribution fees                                             11,659
-----------------------------------------------------------------------
  Administrative service fees                                       28
-----------------------------------------------------------------------
  Other                                                             12
-----------------------------------------------------------------------
    Expenses, before expense reductions                         21,334
-----------------------------------------------------------------------
  Expense reductions                                            (1,763)
-----------------------------------------------------------------------
    Expenses, net                                               19,571
-----------------------------------------------------------------------
Net investment income                                         $ 85,320
-----------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           10

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

--------------------------------------------------------------------------------

                                                                         MONEY MARKET
                                                                          PORTFOLIO
                                                              ----------------------------------
                                                                 SIX MONTHS
                                                                   ENDED             YEAR ENDED
                                                              OCTOBER 31, 1999        APRIL 30,
                                                                (UNAUDITED)             1999
                                                              ----------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                           $     85,320              98,581
------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                 (85,320)            (98,581)
------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
INSTITUTIONAL SHARES (A):
Shares sold                                                          214,970                 101
------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                             1,392                   1
------------------------------------------------------------------------------------------------
                                                                     216,362                 102
Shares redeemed                                                      (32,659)                 --
------------------------------------------------------------------------------------------------
Net increase from capital share transactions                         183,703                 102
------------------------------------------------------------------------------------------------
PREMIER SHARES (A):
Shares sold                                                                1                 100
------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                                 2                   1
------------------------------------------------------------------------------------------------
                                                                           3                 101
Shares redeemed                                                           --                  --
------------------------------------------------------------------------------------------------
Net increase from capital share transactions                               3                 101
------------------------------------------------------------------------------------------------
RETAIL SHARES (A):
Shares sold                                                            6,272                 270
------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                                43                   3
------------------------------------------------------------------------------------------------
                                                                       6,315                 273
Shares redeemed                                                       (1,565)                 (1)
------------------------------------------------------------------------------------------------
Net increase from capital share transactions                           4,750                 272
------------------------------------------------------------------------------------------------
SERVICE SHARES:
Shares sold                                                       14,832,817          21,381,309
------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                            78,542              96,946
------------------------------------------------------------------------------------------------
                                                                  14,911,359          21,478,255
Shares redeemed                                                  (14,042,999)        (20,129,927)
------------------------------------------------------------------------------------------------
Net increase from capital share transactions                         868,360           1,348,328
------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                       1,056,816           1,348,803
------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                  3,343,860           1,995,057
------------------------------------------------------------------------------------------------
End of year                                                     $  4,400,676           3,343,860
------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

(a) For the six months ended October 31, 1999 and the period from January 22, 1999 (commencement of operations) to April 30, 1999, respectively.

 Cash Account Trust                                                           11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio. Effective January 22, 1999, the Money Market Portfolio was divided into four share classes including Institutional, Premier, Retail, and Service Shares. On November 16, 1999, the Board terminated the Premier class, changed the name of Retail Shares to Premium Reserve Money Market Shares for the Money Market Portfolio and, for all three Portfolios, created a new class called Premier Money Market Shares. Shares of the Money Market Portfolio outstanding prior to January 22, 1999, were redesignated as Service Shares. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Money Market Portfolio have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the fund in the preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Each portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

REPURCHASE AGREEMENTS
Each portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

FEDERAL INCOME TAXES
Each portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS
All of the net investment income of each portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

EXPENSES
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses are allocated between the portfolios in proportion to their relative net assets.

 Cash Account Trust                                                           12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended October 31, 1999, the portfolios incurred management fees as follows:

                                    MANAGEMENT FEES
                                    ---------------
Money Market Portfolio..........      $3,789,000

DISTRIBUTION AGREEMENT
The fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the fund pays KDI an annual fee of .60% of average daily net assets for the Money Market (applicable to Service Shares only) pursuant to separate Rule 12b-1 plans for these portfolios. For the six months ended October 31, 1999, the portfolios incurred distribution fees as follows:

                                    DISTRIBUTION FEES
                                    -----------------
Money Market Portfolio (after
expense waiver).................       $9,911,000

ADMINISTRATIVE SERVICES AGREEMENT
The fund has an administrative and shareholder services agreement with KDI. For providing information and administrative services to shareholders, the Retail and Premier Shares of the Money Market Portfolio each pay KDI a fee at an annual rate of up to .25% of average daily net assets. Institutional Shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to .15% of average daily net assets. For the six months ended October 31, 1999, the Money Market Portfolio did not impose $15,000 and the amount imposed aggregated $13,000 in administrative services fees, of which $1,000 is unpaid at October 31, 1999.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, for the six months ended October 31, 1999, KSvC received shareholder services fees as follows:

                               SHAREHOLDER SERVICES FEES
                               -------------------------
Money Market Portfolio.....           $4,562,000

OFFICERS AND TRUSTEES
Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the six months ended October 31, 1999, the portfolios made no payments to their officers and incurred trustees' fees to independent trustees as follows:

                                       TRUSTEES' FEES
                                       --------------
Money Market Portfolio.............       $ 8,000

EXPENSE ABSORPTION
Scudder Kemper has agreed temporarily to limit the portfolios' operating expenses to 1.00% of average daily net assets of the Money Market Portfolio Service Shares. In addition, Scudder Kemper has agreed temporarily to waive and absorb certain operating expenses of the Money Market Portfolio Institutional Shares. For the six months ended

 Cash Account Trust                                                           13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

October 31, 1999, Scudder Kemper absorbed expenses as follows:

                                       EXPENSES
                                      ABSORBED BY
                                        SCUDDER
                                        KEMPER
                                      -----------
Money Market Portfolio............    $1,763,000

4. LINE OF CREDIT

The fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

 Cash Account Trust                                                           14

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                                 October 31,      January 22, to
                                                                    1999            April 30,
        MONEY MARKET PORTFOLIO--INSTITUTIONAL SHARES             (unaudited)           1999
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.00              1.00
------------------------------------------------------------------------------------------------
Net investment income                                                 .03               .01
------------------------------------------------------------------------------------------------
Less dividends declared                                               .03               .01
------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $1.00              1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                       2.53%             1.29
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses, before expense reductions                                   .29%              .28
------------------------------------------------------------------------------------------------
Expenses, net                                                         .26%              .25
------------------------------------------------------------------------------------------------
Net investment income                                                5.01%             4.75
------------------------------------------------------------------------------------------------

                                                              Six Months Ended
                                                                October 31,      January 22, to
                                                                    1999           April 30,
           MONEY MARKET PORTFOLIO--RETAIL SHARES                (unaudited)           1999
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $1.00              1.00
-----------------------------------------------------------------------------------------------
Net investment income                                                .02               .01
-----------------------------------------------------------------------------------------------
Less dividends declared                                              .02               .01
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                     $1.00              1.00
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                      2.31%             1.18
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                             .67%              .67
-----------------------------------------------------------------------------------------------
Net investment income                                               4.60%             4.38
-----------------------------------------------------------------------------------------------

                                                             Six Months Ended
                                                               October 31,         January 22, to
                                                                 1999(a)             April 30,
             SUPPLEMENTAL DATA FOR ALL CLASSES                 (unaudited)            1999(a)
-------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)                        $4,400,676           3,343,860
-------------------------------------------------------------------------------------------------

NOTES:

(a) Includes net assets of the Institutional, Premier, Retail, and Service Share classes.

NOTE FOR ALL PORTFOLIOS:

Scudder Kemper has agreed to temporarily waive certain operating expenses. The Ratios to Average Net Assets are computed without this expense waiver. Data for the period ended October 31, 1999 is unaudited.

                                                                   [KEMPER LOGO]

[KEMPER LOGO]

       Kemper Distributors, Inc.
       222 South Riverside Plaza
       Chicago, IL 60606
       www.kemper.com                      Semiannual
                                           Report
                                           For the Year Ended
                                           October 31, 1999

                                                                    Retail Money
                                                                   Market Shares

                                                             Institutional Money
                                                                   Market Shares

This report is not to be distributed unless preceded or accompanied by a prospectus.

                   [RECYCLE LOGO]

                     Printed on
                   recycled paper.

KMM-3 511719  (12/31/99) 1097760